LONG-TERM DEBT	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT
This note provides information about the contractual terms of Pembina's interest-bearing long-term debt, which is measured at amortized cost.
Carrying Value, Terms and Conditions, and Debt Maturity Schedule

				Carrying Value
($ millions)	Authorized at December 31, 2023	Nominal Interest Rate	Year of Maturity	December 31, 2023	December 31, 2022
Variable rate debt
Senior unsecured credit facilities(1)(2)(3)	2,881	6.65(4)	Various(1)	778	771
Fixed rate debt
Senior unsecured medium-term notes series 3	450	4.75	2043	450	450
Senior unsecured medium-term notes series 4	600	4.81	2044	600	600
Senior unsecured medium-term notes series 5	550	3.54	2025	550	450
Senior unsecured medium-term notes series 6	600	4.24	2027	600	500
Senior unsecured medium-term notes series 7	600	3.71	2026	600	600
Senior unsecured medium-term notes series 8	650	2.99	2024	650	650
Senior unsecured medium-term notes series 9	550	4.74	2047	550	550
Senior unsecured medium-term notes series 10	650	4.02	2028	650	650
Senior unsecured medium-term notes series 11	800	4.75	2048	800	800
Senior unsecured medium-term notes series 12	650	3.62	2029	650	650
Senior unsecured medium-term notes series 13	700	4.54	2049	700	700
Senior unsecured medium-term notes series 14	—	2.56	2023	—	600
Senior unsecured medium-term notes series 15	600	3.31	2030	600	600
Senior unsecured medium-term notes series 16	400	4.67	2050	400	400
Senior unsecured medium-term notes series 17	500	3.53	2031	500	500
Senior unsecured medium-term notes series 18	500	4.49	2051	500	500
Senior unsecured medium-term notes series 19	300	5.72	2026	300	—
Total fixed rate loans and borrowings outstanding				9,100	9,200
Deferred financing costs				25	34
Total loans and borrowings				9,903	10,005
Less current portion loans and borrowings				(650)	(600)
Total non-current loans and borrowings				9,253	9,405
Subordinated hybrid notes
Subordinated notes, series 1	600	4.80	2081	596	595
(1)    Pembina's unsecured credit facilities include a $1.5 billion revolving facility that matures in June 2028, a $1.0 billion sustainability linked revolving facility that matures in June 2027, a U.S. $250 million non-revolving term loan that matures in May 2025 and a $50 million operating facility that matures in June 2024, which is typically renewed on an annual basis.
(2)    Includes U.S. $250 million variable rate debt outstanding at December 31, 2023 (2022: U.S. $250 million), with the full notional amount hedged using an interest rate swap at 1.47 percent.
(3)    The U.S. dollar denominated non-revolving term loan is designated as a hedge of the Company's net investment in selected foreign operations with a U.S. dollar functional currency.
(4)    The nominal interest rate is the weighted average of all drawn credit facilities based on Pembina's credit rating at December 31, 2023. Borrowings under the credit facilities bear interest at prime, Bankers' Acceptance or SOFR rates, plus applicable margins. The impact of interest rate hedges described in the footnote above are not reflected in this figure.
On May 31, 2023, Pembina completed an extension on its $1.5 billion Revolving Facility, which now matures in June 2028, and an extension on its $1.0 billion SLL Credit Facility, which now matures in June 2027.
On June 1, 2023, Pembina's $600 million aggregate principal amount of senior unsecured medium-term notes, series 14, matured and were fully repaid.
On June 22, 2023, Pembina closed an offering of $500 million aggregate principal amount of senior unsecured medium-term notes. The offering was conducted in three tranches, consisting of the issuance of $300 million aggregate principal amount of senior unsecured medium-term notes, series 19, having a fixed coupon of 5.72 percent per annum, payable semi-annually and maturing on June 22, 2026; $100 million aggregate principal amount issued through a re-opening of Pembina's senior unsecured medium-term notes, series 5, having a fixed coupon of 3.54 percent per annum, paid semi-annually, and maturing on February 3, 2025; and $100 million aggregate principal amount issued through a re-opening of Pembina's senior unsecured medium-term notes, series 6, having a fixed coupon of 4.24 percent per annum, paid semi-annually, and maturing on June 15, 2027.
On December 19, 2023, Pembina closed the Subscription Receipt Offering for total gross proceeds of approximately $1.3 billion. The net proceeds of the Subscription Receipt Offering will be used to finance a portion of the purchase price for the Alliance/Aux Sable Acquisition. Refer to Note 15 Subscription Receipts for further information.
Subsequent to year-end, on January 12, 2024, Pembina closed an offering of $1.8 billion aggregate principal amount of senior unsecured medium-term notes (the "MTN Offering"). The MTN Offering was conducted in three tranches, consisting of the issuance of $600 million aggregate principal amount of senior unsecured medium-term notes, series 20 ("Series 20 notes"), having a fixed coupon of 5.02 percent per annum, payable semi-annually and maturing on January 12, 2032; $600 million aggregate principal amount of senior unsecured medium-term notes, series 21 ("Series 21 notes"), having a fixed coupon of 5.21 percent per annum, payable semi-annually and maturing on January 12, 2034; and $600 million aggregate principal amount of senior unsecured medium-term notes, series 22 ("Series 22 notes"), having a fixed coupon of 5.67 percent per annum, payable semi-annually and maturing on January 12, 2054. Pembina used a portion of the net proceeds of the MTN Offering to repay indebtedness of the Company under the Revolving Facility and for general corporate purposes. Pembina intends to use the remaining net proceeds of the MTN Offering to fund a portion of the purchase price for the Alliance/Aux Sable Acquisition.
Pembina will be required to redeem the Series 20 and Series 21 notes pursuant to a special mandatory redemption at a redemption price equal to 101 percent of the aggregate principal amount of the Series 20 and Series 21 notes, plus accrued and unpaid interest to, but excluding, the date of such special mandatory redemption, if (i) the closing of the Alliance/Aux Sable Acquisition (refer to Note 15) has not occurred on or prior to 5:00 p.m. (MST) on October 1, 2024 (the "Outside Date"); (ii) the purchase and sale agreement in respect of the Alliance/Aux Sable Acquisition is terminated at any time prior to the Outside Date; (iii) Pembina gives notice to Computershare Trust Company of Canada, as trustee for the Series 21 and 22 notes, that it does not intend to proceed with the Alliance/Aux Sable Acquisition; or (iv) Pembina announces to the public that it does not intend to proceed with the Alliance/Aux Sable Acquisition.
Subsequent to year-end, on January 22, 2024, Pembina's $650 million aggregate principal amount of senior unsecured medium-term notes, series 8, matured and were fully repaid.
For more information about Pembina's exposure to interest rate, foreign currency and liquidity risk, see Note 23 Financial Instruments & Risk Management.